EQUITY ACCOUNTED INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
Disclosure of Joint Ventures	Details of the partnership’s investments in joint ventures and associates, which have been accounted for in accordance with the equity method of accounting, are as follows:

			Proportion of ownership interests/voting rights held by the partnership
(US$ Millions)	Principal activity	Principal place of business	Dec. 31, 2023	Dec. 31, 2022
Joint ventures
Stork Holdco LP	Property holding company	United Kingdom	50%	50%
Midtown New York Mixed-use Complex	Property holding company	United States	56%	56%
U.S. Retail JV Pool A	Property holding company	United States	50%	50%
Honolulu Shopping Center	Property holding company	United States	50%	50%
U.S. Retail JV Pool B	Property holding company	United States	51%	51%
U.S. Retail JV Pool C	Property holding company	United States	50%	50%
Bryant Park Office Tower	Property holding company	United States	50%	50%
Las Vegas Mall A	Property holding company	United States	50%	50%
U.S. Retail JV Pool D	Property holding company	United States	48%	48%
Las Vegas Mall B	Property holding company	United States	50%	50%
Other(1)	Various	Various	15% - 75%	15% - 68%

Associates
Other	Various	Various	16% - 50%	16% - 50%

Total
(1)Other joint ventures consists of approximately 50 joint ventures, each of which has a carrying value below $500 million.

Disclosure of Associates	Details of the partnership’s investments in joint ventures and associates, which have been accounted for in accordance with the equity method of accounting, are as follows:

			Proportion of ownership interests/voting rights held by the partnership
(US$ Millions)	Principal activity	Principal place of business	Dec. 31, 2023	Dec. 31, 2022
Joint ventures
Stork Holdco LP	Property holding company	United Kingdom	50%	50%
Midtown New York Mixed-use Complex	Property holding company	United States	56%	56%
U.S. Retail JV Pool A	Property holding company	United States	50%	50%
Honolulu Shopping Center	Property holding company	United States	50%	50%
U.S. Retail JV Pool B	Property holding company	United States	51%	51%
U.S. Retail JV Pool C	Property holding company	United States	50%	50%
Bryant Park Office Tower	Property holding company	United States	50%	50%
Las Vegas Mall A	Property holding company	United States	50%	50%
U.S. Retail JV Pool D	Property holding company	United States	48%	48%
Las Vegas Mall B	Property holding company	United States	50%	50%
Other(1)	Various	Various	15% - 75%	15% - 68%

Associates
Other	Various	Various	16% - 50%	16% - 50%

Total
(1)Other joint ventures consists of approximately 50 joint ventures, each of which has a carrying value below $500 million.

Schedule of Change in Equity Investments
The following table presents the change in the balance of the partnership’s equity accounted investments as of December 31, 2023 and 2022:

(US$ Millions) Years ended Dec. 31,	2023	2022
Equity accounted investments, beginning of year	$19,943	$20,807
Additions	476	100
Disposals and return of capital distributions	(863)	(967)
Share of net (losses) earnings from equity accounted investments	(94)	826
Distributions received	(212)	(263)
Foreign currency translation	220	(578)
Reclassification (to) assets held for sale	(54)	(276)
Impact of change in accounting basis(1)	—	(706)
Manager Reorganization(2)	—	1,061
Acquisition of Foreign Investments(2)	211	—
Other comprehensive income and other	(192)	(61)
Equity accounted investments, end of year	$19,435	$19,943
(1)The prior year includes the impact of change in accounting basis of assets that were accounted for under the equity method which are now accounted for as financial assets.
(2)See Note 32, Related Parties for further information on the Manager Reorganization and Acquisition of Foreign Investments.

Equity Method Investments, Valuation Techniques and Assumptions
The key valuation metrics for the partnership’s commercial properties held within the partnership’s equity accounted investments are set forth in the table below on a weighted-average basis:

		Dec. 31, 2023			Dec. 31, 2022
Equity accounted investments	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)
Office(1)	Discounted cash flow	7.4%	5.0%	11	6.4%	4.9%	11
Retail(2)	Discounted cash flow	6.6%	5.1%	10	6.6%	4.9%	10
LP Investments(3)	Discounted cash flow	7.7%	5.9%	10	7.8%	5.5%	10
(1)Included in our total Office portfolio are 16 premier office and mixed-use complexes in key global markets with a weighted-average discount rate of 6.7%.
(2)Included in our total Retail portfolio are 19 Core premier retail centers with a weighted-average discount rate of 6.2%.
(3)The valuation method used to value multifamily investments is the direct capitalization method. At December 31, 2023, the overall implied capitalization rate used for properties using the direct capitalization method was 4.5% (December 31, 2022 - 4.2%). The terminal capitalization rate and investment horizon are not applicable.
The following tables present the gross assets and liabilities of the partnership’s equity accounted investments as of December 31, 2023 and 2022:

	Dec. 31, 2023
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Carrying value
Joint ventures
Office	$2,314	$33,623	$5,412	$13,302	$17,223	$8,199
Retail	723	33,554	5,355	9,047	19,875	9,501
LP Investments	1,627	4,355	389	2,812	2,781	1,442
	4,664	71,532	11,156	25,161	39,879	19,142
Associates
LP Investments	64	552	22	80	514	293
	64	552	22	80	514	293
Total	$4,728	$72,084	$11,178	$25,241	$40,393	$19,435

	Dec. 31, 2022
(US$ Millions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	Carrying value
Joint ventures
Office	$1,602	$34,833	$3,037	$15,174	$18,224	$8,547
Retail	791	33,383	3,089	11,323	19,762	9,549
LP Investments	1,246	5,431	653	3,223	2,801	1,308
	3,639	73,647	6,779	29,720	40,787	19,404
Associates
LP Investments	183	2,705	109	1,057	1,722	539
	183	2,705	109	1,057	1,722	539
Total	$3,822	$76,352	$6,888	$30,777	$42,509	$19,943
Summarized financial information in respect of the partnership’s equity accounted investments for the years ended December 31, 2023, 2022 and 2021 is set out below:

	Year ended December 31, 2023
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income from EAI(1)	Net (loss) income	Other compre- hensive (loss) income	Partnership’s share of net (loss) income	Distributions received
Joint ventures
Office	$2,261	$1,564	$(1,924)	$50	$(1,177)	$(61)	$(434)	$112
Retail	2,002	1,446	166	55	777	(29)	269	16
LP Investments	1,499	1,532	228	(78)	117	12	94	67
	5,762	4,542	(1,530)	27	(283)	(78)	(71)	195
Associates
LP Investments	69	94	(104)	19	(110)	(50)	(50)	17
	69	94	(104)	19	(110)	(50)	(50)	17
Total	$5,831	$4,636	$(1,634)	$46	$(393)	$(128)	$(121)	$212
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

	Year ended December 31, 2022
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income from EAI(1)	Net income (loss)	Other compre- hensive income	Partnership’s share of net income (loss)	Distributions received
Joint ventures
Office	$1,849	$1,273	$259	$180	$1,015	$194	$550	$114
Retail	1,949	1,156	(290)	47	550	43	234	27
LP Investments	886	948	112	—	50	232	38	122
	4,684	3,377	81	227	1,615	469	822	263
Associates
LP Investments	230	244	8	—	(6)	69	4	—
	230	244	8	—	(6)	69	4	—
Total	4,914	3,621	89	227	1,609	538	826	263
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.

	Year ended December 31, 2021
(US$ Millions)	Revenue	Expenses	Fair value gains (losses)	Income from EAI(1)	Net income	Other compre- hensive income	Partnership’s share of net income	Distributions received
Joint ventures
Office	$1,917	$1,280	$686	$80	$1,403	$100	$644	$138
Retail	1,844	1,266	286	55	919	—	472	16
LP Investments	609	769	59	—	(101)	275	(46)	18
	4,370	3,315	1,031	135	2,221	375	1,070	172
Associates
LP Investments	103	174	(8)	7	(72)	949	(50)	—
	103	174	(8)	7	(72)	949	(50)	—
Total	$4,473	$3,489	$1,023	$142	$2,149	$1,324	$1,020	$172
(1)Share of net earnings from equity accounted investments recorded by the partnership’s joint ventures and associates.